Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,047,046)	$ (30,389,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	8,644,038	1,094,584
Interest expenses from convertible loans	118,314	116,848
Share-based compensation expenses	(1,080,191)	4,992,881
Allowance for Prepaid expenses and other current assets	3,799,634
Allowance for advance to suppliers	10,721
Written-down of inventories		5,046
Interest expenses on loans from shareholder		216,086
Provision for amount due from a related party	122,839
Depreciation and amortization	57,493	262,063
Impairment on Contract cost	500,308
Impairment on property and equipment	100,336
Impairment on intangible assets	80,416
Loss/(gain) from the disposal of property and equipment		(93,379)
Loss from lease modification
Loss from equity investment		17,221
Changes in the fair value of financial liabilities
Right-of-use assets amortization	20,063	242,456
Changes in assets and liabilities
Accounts receivable	(3,018,966)	(4,011,339)
Inventories		(29,509)
Contract costs	1,117,578	100,482
Prepaid expenses and other current assets	(74,812)	2,573,846
Amount due from related parties	102,228	21,605
Accounts payable	36,020	18,547,639
Deferred revenue	(871,441)	(188,282)
Accrued expenses and other current liabilities	3,596,816	4,418,603
Amount due to related parties	138,288
Lease payment liabilities	(20,352)	(267,603)
Prepaid expenses and other non-current assets		41,593
Accrued expense and other liabilities- non current	216,553
Net cash provided by/(used in) operating activities	548,837	(2,328,970)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Purchase of intangible assets		(453)
Proceed from disposal of property and equipment		83,074
Net cash provided by investing activities		82,621
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings		8,920,939
Repayments of short-term borrowings		(12,439,820)
Repayments of interests-free borrowings from related parties		(150,000)
Repayments of borrowings from related parties		(94,261)
Proceeds from borrowings from third-parties		3,085,156
Repayments of borrowings from third-parties	(1,262,207)	(3,517,221)
Proceeds from convertible loans	3,000,000	9,885,500
Net cash provided by financing activities	1,737,793	5,690,293
Effect of exchange rate changes	(1,103,789)	721,003
Net change in cash, cash equivalents and restricted cash	1,182,841	4,164,947
Cash, cash equivalents and restricted cash, at beginning of the period	2,436,318	846,593
Cash, cash equivalents and restricted cash, at end of the period	3,619,159	5,011,540
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid		560,074
Income tax paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use assets and lease payment liabilities		59,780
Share-based payment to settle debt	805,105
Conversion of convertible loans	$ 4,581,527	$ 4,754,119